SHARE CAPITAL AND RESERVES (Details 3)	9 Months Ended
Aug. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number Exercisable	854,730
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Number Exercisable	157,995
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Feb. 28, 2024
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Number Exercisable	25,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Jan. 08, 2025
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Number Exercisable	25,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Feb. 13, 2025
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Number Exercisable	25,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Mar. 10, 2025
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Number Exercisable	25,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Apr. 13, 2025
Range 6 [Member]
IfrsStatementLineItems [Line Items]
Number Exercisable	275,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Jul. 23, 2025
Range 7 [Member]
IfrsStatementLineItems [Line Items]
Number Exercisable	321,735
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Jan. 14, 2026